RELATED PARTY TRANSACTIONS - Schedule of Related Party Transaction Relationship (Details)	12 Months Ended
Dec. 31, 2023
Mr. Chen
RELATED PARTY TRANSACTIONS
Relationship with the Group	Founder
Xiaomi
RELATED PARTY TRANSACTIONS
Relationship with the Group	Shareholder of the Group